091-17786fn

| For Internal Use Only | | Submit 1 Original | | OMB Approval No.: |
|---|---|---|---|---|
| Sec File No. 91 - | RECEIVED | and 9 Copies | | Expires: |

Estimated average burden hours per response: 2.00

2014 OCT 27 AM 10:05

SEC / MR

SEC Mail Processing Section OCT 24 2014 Washington DC

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

14010598

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

**NYSE Arca, Inc.**

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

**Open-end Management Investment Company**

3. Class of New Derivative Securities Product:

**Investment Company Units**

4. Name of Underlying Instrument:

**JPMorgan ETF Efficiente 10 TR Series X Index**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

**Broad**

6. Ticker Symbol(s) of New Derivative Securities Product:

**EFFE**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

**NYSE Arca**

8. Settlement Methodology of New Derivative Securities Product:

**Regular way trades settle on T+3/Book entry only held in DTC.**

9. Position Limits of New Derivative Securities Product (if applicable):

**Not applicable.**

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

**Martha Redding**

Title:

**Chief Counsel and Assistant Corporate Secretary**

Telephone Number:

**(212) 656-2938**

Manual Signature of Official Responsible for Form:

**October 23, 2014**

SEC 2449 (1/99)

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | OCT 24 2014 |

Martha Redding
Chief Counsel
Assistant Corporate Secretary

New York Stock Exchange
11 Wall Street
New York, NY 10005
T + 1 212 656 2838
F + 1 212 656 8101
mredding@nyx.com

NYSE

RECEIVED
2014 OCT 27 AM 10: 06
SEC / MR

October 23, 2014

SEC
Mail Processing
Section
OCT 24 2014
Washington DC
404

**Via Overnight Mail**

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

**Re: 19b-4(e) – Global X Funds**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

**Global X | JPMorgan US Efficiente Index ETF (EFFE)**
**Global X | JPMorgan US Sector Rotator Index ETF (SCTO)**

If you have any questions, please do not hesitate to call me at (212) 656-2938.

Sincerely,

Enclosures

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | OCT 24 2014 |